CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Balance sheets (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 128,021	$ 20,195	¥ 192,605	¥ 342,504		¥ 478,200
Other receivables	166,006	26,187	110,025
Total assets	1,251,199	197,372	1,233,533
Current liabilities
Other payables and other current liabilities	674,333	106,373	894,565
Warrant liabilities	196,390	30,980
Total liabilities	2,234,798	352,531	3,229,388
Mezzanine equity
Senior convertible preferred shares (US$0.0001 par value, nil and 1,000,000,000 shares authorized as of March 31, 2021 and 2022, respectively; nil and 400,524,323 shares issued and outstanding as of March 31, 2021 and 2022, respectively)	526,484	83,051
Total Mezzanine equity	526,484	83,051
Shareholders' deficit
Ordinary shares (US$0.0001 par value, 10,000,000,000 and 9,000,000,000 shares authorized as of March 31, 2021 and 2022, respectively; 1,071,621,698 Class A ordinary shares and 1,146,044,858 Class A ordinary shares issued and outstanding as of March 31, 2021 and 2022, respectively; 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2021 and 2022)	782	123	733
Additional paid-in capital	14,254,109	2,248,530	13,695,877
Accumulated other comprehensive income	288,461	45,504	217,747
Accumulated deficit	(16,053,300)	(2,532,341)	(15,910,049)
Total shareholders' deficit	(1,510,083)	(238,210)	(1,995,855)		¥ (2,344,647)	¥ 465,120	¥ 2,371,643
Total liabilities, mezzanine equity and shareholders' deficit	1,251,199	$ 197,372	1,233,533
Reportable Legal Entities | Parent Company
Current assets:
Cash and cash equivalents	599		346
Amounts due from intra-Group entities	8,438,565		8,753,029
Other receivables	2,170		2,415
Forward contract assets	36
Prepaid expenses	5,104		4,189
Total assets	8,446,474		8,759,979
Current liabilities
Other payables and other current liabilities	22,678		46,866
Investment deficit in subsidiaries	9,120,730		10,618,691
Amounts due to intra-Group entities	90,112		90,114
Warrant liabilities	196,390
Total liabilities	9,429,910		10,755,671
Mezzanine equity
Senior convertible preferred shares (US$0.0001 par value, nil and 1,000,000,000 shares authorized as of March 31, 2021 and 2022, respectively; nil and 400,524,323 shares issued and outstanding as of March 31, 2021 and 2022, respectively)	526,484
Total Mezzanine equity	526,484
Shareholders' deficit
Ordinary shares (US$0.0001 par value, 10,000,000,000 and 9,000,000,000 shares authorized as of March 31, 2021 and 2022, respectively; 1,071,621,698 Class A ordinary shares and 1,146,044,858 Class A ordinary shares issued and outstanding as of March 31, 2021 and 2022, respectively; 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2021 and 2022)	782		733
Additional paid-in capital	14,254,109		13,695,877
Accumulated other comprehensive income	288,461		217,747
Accumulated deficit	(16,053,272)		(15,910,049)
Total shareholders' deficit	(1,509,920)		(1,995,692)
Total liabilities, mezzanine equity and shareholders' deficit	¥ 8,446,474		¥ 8,759,979